Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2023
Other non-current assets
Schedule of other non-current assets

	December 31,
	2023	2022

	(Euro, in thousands)
Non-current restricted cash	€5,533	€4,569
Financial assets held at fair value through profit or loss	13,575	—
Non-current portion of upfront payment to NovAlix	4,656	—
Non-current portion of advance related to the NovAliX transaction	5,563	—
Other non-current assets	318	1,209
Total other non-current assets	€29,645	€5,778